CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Net loss before tax		€ 5,372	€ (8,928)	€ (43,415)	€ (67,047)	€ (14,769)
Adjustments to profit/loss:		1,205	(3,466)	(8,595)	40,505	1,444
Depreciation and amortization (Note 13)		146	114	556	721	931
Movements in provisions		1,858	2,246	3,369	(16)	(117)
Change in Expected credit loss				150	(67)	110
Exchange rate impact		6,519	1,618	(5,828)	50	520
Effect of hyperinflation on results		(8,990)	(5,292)	(2,265)	70
Other gains and losses ()	[1]				35,835
Short term investment gain (Note 14)		(1,382)	(1,020)
Related parties debt restructuring (Note 14)			1,573
Changes in fair value (Notes 10 and 13)		3,310	(890)	(4,215)	3,937
Deferred Taxes (Note 12)				(61)
Interest (Income)/Expenses		(603)	(1,815)	(88)	6
Interest expense on lease liabilities (Note 7)		105
Non-cash lease expense (Note 7)		242
Others				(213)	(31)
Changes in working capital:		(541)	2,034	10,534	21,145	17,113
Trade receivables and other current assets (Note 8)		2,136	(9,269)	(3,935)	10,321	3,676
Trade payables and other current liabilities (Note 11)		(2,677)	11,303	14,469	10,824	13,437
Income tax paid		(2,093)	(1,220)	(881)	(270)	(361)
Net cash provided by (used in) operating activities		3,943	(11,580)	(42,357)	(5,667)	3,427
Payment for purchases of property, plant and equipment (Note 5 and 6)		(256)	(245)	(164)	(80)	(55)
Payments for investments					(3)	(17)
Net cash used in investing activities		(256)	(245)	(164)	(83)	(72)
Drawdown of other borrowings (Note 10)		(1,740)	1,330		450	245
Interest paid on lease liabilities (Note 7)		(105)
Capitalized lease payments (IFRS 16)		(197)			(9)	9
Proceeds from closing of the Business Combination (Note 7)					89,366
Net cash provided by (used in) financing activities		(2,042)	1,330		89,807	254
Net increase in cash and cash equivalents		1,645	(10,495)	(42,521)	84,057	3,609
Cash and cash equivalents at the beginning of the year		41,278	53,808	94,908	10,901	8,018
Effect of changes in exchange rates on cash and cash equivalents		(2,616)	(2,035)	1,421	(50)	(726)
Cash and cash equivalents at the end of the year		40,307	41,278	53,808	€ 94,908	€ 10,901
Initial recognition of ROU and lease liabilities (Note 7)		2,200
-Forgiveness of loan deemed as capital contribution			€ 311

[1]	Other gains and losses correspond to the service cost for the listing of ordinary shares as described in Note 2.